Structured operations certificates (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [Line Items]
Total structured operations certificates	R$ 2,178,459	R$ 19,474
Current	2,434	0
Non-Current	2,176,025	19,474
From 91 to 180 days
Subclassifications of assets, liabilities and equities [Line Items]
Total structured operations certificates	945	0
From 181 to 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Total structured operations certificates	1,489	0
After 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Total structured operations certificates	R$ 2,176,025	R$ 19,474